Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 26, 2021	Sep. 27, 2020	Sep. 30, 2021	Jun. 27, 2021	Jun. 28, 2020
Cash Flows from Operating Activities:
Net income (loss)		$ 15,564,000	$ (40,772,000)		$ (126,461,000)	$ (90,892,000)
Asset impairment					386,000	1,653,000
Depreciation and amortization		22,841,000	22,451,000		91,851,000	89,234,000
(Gain) loss on sale or disposal of assets, net		(30,000)	1,000		(46,000)	1,346,000
Gain on short-term investments						(3,388,000)
Income from joint venture		(79,000)	(17,000)		(223,000)	(143,000)
Accounts receivable and notes receivable, net		(2,000)	299,000		458,000	(833,000)
Inventories		(948,000)	256,000		(137,000)	(91,000)
Prepaids, other current assets and other assets		(3,021,000)	(270,000)		(2,184,000)	6,610,000
Accounts payable and accrued expenses		(3,020,000)	8,206,000		40,073,000	(16,995,000)
Other current liabilities		1,898,000	(54,000)		725,000	(198,000)
Other long-term liabilities		2,855,000	10,460,000		44,387,000	13,602,000
Loss on refinance of debt						1,172,000
Amortization of deferred financing costs		912,000	743,000		3,431,000	2,898,000
Amortization of deferred rent incentive		(442,000)	(177,000)		(1,766,000)	(1,499,000)
Non-cash interest expense on capital lease obligation		2,102,000	1,534,000		6,986,000	6,565,000
Amortization of deferred sale lease-back gain		(257,000)	(290,000)		(1,204,000)	(1,200,000)
Deferred income taxes		(7,634,000)			(1,418,000)	7,402,000
Stock based compensation		801,000	849,000		3,164,000	3,431,000
Distributions from joint venture					210,000	148,000
Adjustments to reconcile net loss to net cash used from operating activities
Net cash provided by operating activities		31,540,000	3,219,000		58,232,000	18,822,000
Cash Flows from Investing Activities:
Purchases of property and equipment		(60,073,000)	(11,241,000)		(43,137,000)	(119,668,000)
Proceeds from sale of property and equipment			1,000		1,273,000	617,000
Purchases of intangible assets		(1,289,000)			(60,000)	(43,000)
Proceeds from sale of intangibles		30,000			140,000	21,000
Purchase of short-term investments						(15,773,000)
Proceeds from sale of short-term investments						19,161,000
Acquisitions, net of cash acquired		(34,392,000)			(4,892,000)	(13,710,000)
Net cash used in investing activities		(95,724,000)	(11,240,000)		(46,676,000)	(129,395,000)
Cash flows from Financing Activities:
Payments of long-term debt		(2,053,000)	(2,053,000)		(8,211,000)	(5,893,000)
Construction allowance receipts		1,145,000
Proceeds from long-term debt						103,828,000
Payments of deferred financing costs					(1,984,000)	(525,000)
Proceeds from revolver						39,853,000
Proceeds from incremental liquidity facility			45,000,000		45,000,000
Net cash provided (used) by financing activities		(908,000)	42,947,000		34,805,000	137,263,000
Effect of exchange rates on cash		61,000	37,000		27,000	(177,000)
Net increase (decrease) in cash and equivalents		(65,031,000)	34,963,000		46,388,000	26,513,000
Cash and cash equivalents at beginning of period		187,093,000	140,705,000		140,705,000	114,192,000
Cash and cash equivalents at end of period		$ 122,062,000	$ 175,668,000		$ 187,093,000	$ 140,705,000
Isos Acquisition Corporation
Cash Flows from Operating Activities:
Net income (loss)	$ (5,000)			$ (6,370,860)
Trust interest income				(7,389)
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	5,000
Unrealized loss on change in fair value of FPA				3,667,048
Unrealized gain on change in fair value of warrants				811,507
Warrant issuance costs				638,847
Prepaid assets				(284,587)
Accrued offering cost and expenses				366,230
Due to related party				1,000
Adjustments to reconcile net loss to net cash used from operating activities
Net cash provided by operating activities				(1,178,204)
Cash Flows from Investing Activities:
Investment held in Trust Account				(254,838,000)
Net cash used in investing activities				(254,838,000)
Cash flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ fees				249,740,258
Proceeds from private placement				8,096,742
Repayment of promissory note to related party				(125,267)
Payments of offering costs				(479,680)
Net cash provided (used) by financing activities				257,232,053
Net increase (decrease) in cash and equivalents				1,215,849
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period				1,215,849
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	20,000
Deferred offering costs included in accrued expenses	5,000
Deferred underwriting commissions charged to additional paid in capital				8,919,295
Initial value of Class A ordinary shares subject to possible redemption				254,837,000
Change in value of Class A ordinary shares subject to possible redemption				7,389
Forfeiture of founder shares				10
Deferred offering costs paid by Sponsor loan	$ 22,500			102,767
Initial classification of warrant liability				18,421,695
Initial classification of FPA liability				$ 558,090